Advances of Federal Home Loan Bank Redeemable at Par at Option of Federal Home Loan Bank (Detail) (USD $)				12 Months Ended
	Mar. 31, 2013	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2012 Federal Home Loan Bank Advances One	Dec. 31, 2012 Federal Home Loan Bank Advances Two
Federal Home Loan Bank, Advances, Branch of FHLB Bank [Line Items]
Maturity date				Apr. 30, 2018	May 02, 2016
Optional Redemption Date				January 28, 2013 and quarterly thereafter	April 30, 2013 and quarterly thereafter
Optional Redemption Date				Jan. 28, 2013	Apr. 30, 2013
Amount	$ 132,231,000	$ 142,730,000	$ 80,967,000	$ 10,000	$ 10,000